Future Minimum Rentals from Vehicles and Equipment on Operating Leases (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2012	$ 4,518	¥ 375,712
2013	3,082	256,231
2014	1,330	110,583
2015	320	26,645
2016	79	6,547
Thereafter	66	5,487
Total minimum future rentals	$ 9,395	¥ 781,205